Above / Below market acquired time charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Intangible Asset, Acquired, Finite-Lived [Line Items]
Total of Above market acquired charters	$ 84,267	$ 101,574
Total of Below market acquired charters	(68,895)	(75,659)
Above Market Acquired Charters [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
2026	34,901
2027	12,228
2028	7,471
2029	7,451
2030	7,451
Thereafter	14,765
Total of Above market acquired charters	84,267	101,574
Below Market Acquired Charters [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
2026	(13,512)
2027	(13,512)
2028	(13,549)
2029	(13,512)
2030	(7,658)
Thereafter	(7,152)
Total of Below market acquired charters	$ (68,895)	$ (75,659)